Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,286,998,800
Previously Paid Amount
Total Fee Amount	315,835
Total Offset Amount
Net Fee	$ 315,835
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A